Consolidated Statement of Changes in Equity $ in Thousands	USD ($) shares	Initial Public Offering USD ($)	Private Placement USD ($)	Greenshoe Offering USD ($)	Share capital USD ($) shares	Share capital Initial Public Offering USD ($) shares	Share capital Private Placement USD ($) shares	Share capital Greenshoe Offering USD ($) shares	Treasury Share capital USD ($) shares	Share premium USD ($)	Share premium Initial Public Offering USD ($)	Share premium Private Placement USD ($)	Share premium Greenshoe Offering USD ($)	Other reserves USD ($)	Accumulated deficit USD ($)
Balance at beginning of period (in shares) at Dec. 31, 2019 | shares					38,319,760				0
Balance at beginning of period at Dec. 31, 2019	$ 22,253				$ 1,947				$ 0	$ 119,227				$ (581)	$ (98,340)
Loss for the period	(39,339)														(39,339)
Other comprehensive loss	7,522													7,522
Total comprehensive loss for the year	(31,817)													7,522	(39,339)
Share-based compensation	1,359													1,359
Transactions with owners
Share options exercised (in shares) | shares					319,000
Share options exercised	1,072				$ 17					1,055
Sale of ordinary shares, net of transaction costs (in shares) | shares					9,316,940
Sale of ordinary shares, net of transaction costs	107,643				$ 496					107,147
Balance at end of period (in shares) at Dec. 31, 2020 | shares					47,955,700				0
Balance at end of period at Dec. 31, 2020	100,510				$ 2,460				$ 0	227,429				8,300	(137,679)
Loss for the period	(73,675)														(73,675)
Other comprehensive loss	(4,275)													(4,275)
Total comprehensive loss for the year	(77,950)													(4,275)	(73,675)
Share-based compensation	8,514													8,514
Transactions with owners
Share options exercised (in shares) | shares					1,271,300
Share options exercised	$ 4,527				$ 69					4,458
Sale of ordinary shares, net of transaction costs (in shares) | shares						13,000,000	1,111,111	519,493
Sale of ordinary shares, net of transaction costs		$ 211,663	$ 19,648	$ 8,488		$ 710	$ 61	$ 28			$ 210,953	$ 19,587	$ 8,460
Balance at end of period (in shares) at Dec. 31, 2021 | shares	63,857,604				63,857,604				0
Balance at end of period at Dec. 31, 2021	$ 275,400				$ 3,328				$ 0	470,887				12,539	(211,354)
Loss for the period	(87,449)														(87,449)
Other comprehensive loss	(2,182)													(2,182)
Total comprehensive loss for the year	(89,631)													(2,182)	(87,449)
Share-based compensation	13,613													13,613
Transactions with owners
Share options exercised and vesting of Restricted Stock Units (in shares) | shares									373,616
Share options exercised and vesting of Restricted Stock Units	748								$ 19	736				(7)
Issuance of shares to be held as treasury shares (in shares) | shares					2,540,560				2,540,560
Issuance of shares to be held as treasury shares					$ 136				$ (136)
Balance at end of period (in shares) at Dec. 31, 2022 | shares					66,398,164				2,166,944
Balance at end of period at Dec. 31, 2022	$ 200,130				$ 3,464				$ (117)	$ 471,623				$ 23,963	$ (298,803)